Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Schedule of Property, Equipment and Software, Net

Property, equipment and software, net consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Computer and electronic equipment	31,611	81,059
Office furniture and equipment	2,899	12,498
Leasehold improvement	14,031	45,268
Software	4,698	7,588
Total	53,239	146,413
Less: Accumulated depreciation and amortization(1)	(15,610)	(38,165)
Property, equipment and software, net	37,629	108,248

(1)	Depreciation and amortization expenses for the years ended December 31, 2015, 2016 and 2017 was RMB3,252, RMB12,086 and RMB22,555, respectively.